Details of Significant Accounts - Leasing arrangements - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments for short-term leases	$ 148	$ 136
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	2 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years